Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	2018	2017
	(in thousands)
	£	£
Cash and cash equivalents	76,972	86,703